ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

10.	ACCRUED LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021

Executive and employee compensation	$231,390	$238,669
Interest on convertible notes and promissory notes	30,079	31,997
Other accrued expenses and liabilities	178,109	129,663
Total accrued liabilities	$439,578	$400,329